Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following:
(In thousands)	December 31, 2022	December 31, 2023
Computers	460	509
Server & switch	1,283	1,268
Office equipment	1,754	1,727
Wi-Fi terminals for data connectivity services	7,762	8,420
Leasehold improvement	536	531
Total original costs	11,795	12,455
Less: accumulated depreciation	(10,614)	(10,022)
Carrying amount	1,181	2,433